Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Money market funds	3,068	2,541
Term accounts	500	945
Cash and bank balances	16	5
Total cash and cash equivalents	3,584	3,491